S000094551 [Member] Investment Objectives and Goals - Franklin Municipal Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks as high a level of current income exempt from federal income tax as the Investment Manager (as defined below) believes is consistent with preservation of capital.